Revenue (Details) - Schedule of revenue by type of customer - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) - Schedule of revenue by type of customer [Line Items]
Total revenue by type of customer	$ 3,287	$ 1,609
Supervisory and Police Authorities (‘Smart City’) [Member]
Revenue (Details) - Schedule of revenue by type of customer [Line Items]
Total revenue by type of customer	2,961	1,259
Industry [Member]
Revenue (Details) - Schedule of revenue by type of customer [Line Items]
Total revenue by type of customer	326	245
Security [Member]
Revenue (Details) - Schedule of revenue by type of customer [Line Items]
Total revenue by type of customer		$ 105